Share-based Compensation - Nio Incentive Plans - Restricted Shares (Details) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥		¥ 187,094		¥ 333,495		¥ 679,468
Nio Incentive Plan [Member] | Employees
Number of Restricted Shares Outstanding
Unvested, Beginning Balance | shares				441,513		1,112,977
Vested | shares				(362,685)		(608,406)
Forfeited | shares				(78,828)		(63,058)
Unvested, Ending Balance | shares						441,513
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares					$ 0.96		$ 0.96
Vested | $ / shares					0.96		0.96
Forfeited | $ / shares					$ 0.96		0.96
Unvested, Ending Balance | $ / shares							0.96
Unrecognized share-based compensation expenses, other than options | ¥	¥ 0	¥ 0	¥ 0	¥ 0	$ 0
Nio Incentive Plan [Member] | Non-employees
Number of Restricted Shares Outstanding
Unvested, Beginning Balance | shares		31,948		63,897
Granted | shares		3,869,213
Vested | shares		(2,165,417)		(31,949)
Unvested, Ending Balance | shares	31,948	1,735,744		31,948		63,897
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares			¥ 6.60		$ 6.60
Granted | $ / shares			20.07
Vested | $ / shares			3.85		6.60
Unvested, Ending Balance | $ / shares	¥ 6.60		¥ 40.05		$ 6.60		$ 6.60
Unrecognized share-based compensation expenses, other than options | ¥	¥ 1,028	¥ 472,628	¥ 472,628	¥ 1,028	$ 1,028
Weighted-average period for unrecognized expenses expected to be recognized	2 years 8 months 1 day	2 years 3 days
Restricted shares | Employees
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥		¥ 0		2,357		¥ 3,790
Restricted shares | Nio Incentive Plan [Member] | Employees
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥		¥ 9,551		¥ 1,445		¥ 20,323
Restricted shares | Nio Incentive Plan [Member] | Non-employees
Weighted Average Grant Date Fair Value, Restricted shares
Weighted-average period for unrecognized expenses expected to be recognized		3 years 7 months 6 days		8 months 12 days